Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Temporary equity, redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, redemption shares outstanding	25,335,163	57,500,000	57,500,000
Temporary equity, redemption price per share (in Dollars per share)	$ 10.69	$ 10.15	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	25,335,163	57,500,000	57,500,000
Common stock, shares outstanding	25,335,163	57,500,000	57,500,000
Class A Ordinary Shares | Non Redeemable
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Class B Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	14,375,000	14,375,000	14,375,000
Common stock, shares outstanding	14,375,000	14,375,000	14,375,000